Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information About Employees [line items]
Wages and salaries	kr 76,502	kr 77,774	kr 80,054
Directors remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	58,966	60,064
Social security expenses	17,536	17,710
Of which pension costs	kr 5,592	kr 5,254